Trade receivables	12 Months Ended
Dec. 31, 2021
Trade receivables.
Trade receivables	18 Trade receivables
	As at December 31,
	2020	2021
	RMB’000	RMB’000
Trade receivables	881,147	934,152
Less: impairment loss allowance (Note 4.1(b))	(42,457)	(42,978)
	838,690	891,174